UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22193

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND II P

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400 West Conshohocken, Pennsylvania	19428-2881
(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

COPY TO:

Richard Horowitz, Esq.

DECHERT LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(212) 698-3500

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVE INVESTMENT PARTNERS

ABSOLUTE RETURN FUND II P

Financial Statements (Unaudited)

For the Period from January 1, 2009

to June 30, 2009

Alternative Investment Partners Absolute Return Fund II P

Financial Statements (Unaudited)

For the Period from January 1, 2009 to June 30, 2009

Alternative Investment Partners Absolute Return Fund II P

Statement of Assets and Liabilities (Unaudited)

June 30, 2009

Assets
Cash	$78,909
Deferred offering costs	402,452

Total assets	481,361

Liabilities
Due to affiliates	363,167
Offering costs payable	18,194

Total liabilities	381,361

Net assets	$100,000

Net assets consist of:
Shares, 100 shares issued and outstanding, $0.001 par value, 3,000,000 registered shares	$100,000

Net assets	$100,000

Net asset value per share ($100,000/100 shares)	$1,000.00

Maximum offering price per share ($1,000 plus sales load of 2% of offering price)	$1,020.00

The accompanying notes are an integral part of the unaudited financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund II P

Notes to Financial Statements (Unaudited)

June 30, 2009

1. Organization

Alternative Investment Partners Absolute Return Fund II P (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on February 27, 2008 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund has had no operations through June 30, 2009 other than those relating to organizational matters and the sale and issuance of 100 Shares, as defined below, to Morgan Stanley AIP Funding Inc. The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund will invest substantially all of its assets in Alternative Investment Partners Absolute Return Fund II A (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company (although it intends to comply with Subchapter M diversification requirements, as described in more detail below). Morgan Stanley AIP GP LP, an affiliate of Morgan Stanley, serves as the Master Fund’s investment adviser (the “Adviser”). The Master Fund has the same investment objective as the Fund. The Master Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who primarily employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Master Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions such as total return swaps, options and futures.

The Fund has a Board of Trustees (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board (the “Trustees”) are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser. The same Trustees also serve as the Master Fund’s Board of Trustees.

The Fund will offer on a continuous basis up to 3,000,000 shares of beneficial interest (“Shares”). Shares will be offered during an initial public offering period (until the “Initial Closing Date”, as defined in the Fund’s prospectus) at an initial offering price of $1,000 per Share, plus any applicable sales load, and in a continuous offering thereafter at the Fund’s then current net asset value per Share, plus any applicable sales load. Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, will act as the distributor of the Fund’s Shares on a best efforts basis, subject to various conditions. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which may be affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares may be purchased as of the first business day of each month from a Selling Agent or through the Distributor.

Alternative Investment Partners Absolute Return Fund II P

Notes to Financial Statements (Unaudited) (continued)

1. Organization (continued)

Shares will be sold only to investors (“Shareholders”) who represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended, and “qualified clients” within the meaning of Rule 205-3 promulgated under the Investment Advisers Act of 1940, as amended. The Distributor and/or any Selling Agent may impose additional eligibility requirements for Shareholders who purchase shares through the Distributor or such Selling Agent. The minimum initial investment in the Fund by any Shareholder is $100,000 and the minimum additional investment in the Fund by any Shareholder is $25,000. The Fund may modify these minimums from time to time. Shareholders may only purchase their shares through the Distributor or through a Selling Agent.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders. Any offer to repurchase Shares by the Fund will only be made to Shareholders at the same times as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including the Fund. Each such parallel repurchase offer made by the Master Fund will generally apply to up to 15% of the net assets of the Master Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Master Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Master Fund has received at least 90% of the aggregate amount withdrawn by the Master Fund from such Investment Funds. The remaining amount will be paid promptly after the completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes will be required when the Fund commences operations. The Fund intends to file tax returns with the U.S. Internal Revenue Service and various states.

Alternative Investment Partners Absolute Return Fund II P

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Distribution of Income and Gains

The Fund will declare and pay dividends annually from net investment income. Net realized gains, if any, will be distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Master Fund will generally invest its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies. As the Fund invests substantially all of its assets in the Master Fund, the Fund expects that distributions generally will be taxable as ordinary income to the Shareholder. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders.

3. Management Fee, Related Party Transactions and Other

The Fund will bear all expenses incurred in the business of the Fund, including, but not limited to, expenses borne indirectly through the Fund’s investment in the Master Fund. The Fund will not pay the Adviser a management fee; however, as a holder of shares of the Master Fund, the Fund and its Shareholders will be indirectly subject to the management fees charged to the Master Fund by the Adviser.

The Adviser has contractually agreed to waive and/or reimburse the Master Fund for expenses (other than extraordinary expenses and certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed by the Master Fund) to the extent necessary in order to cap the Master Fund’s total annual operating expenses at 1.75% until the termination of the Master Fund’s investment advisory agreement, of which the initial term is currently scheduled to terminate on July 1, 2010. The Adviser has voluntarily agreed to further reimburse the Fund for expenses (other than extraordinary expenses) to the extent necessary in order to cap the Fund’s total annual operating expenses (including Master Fund operating expenses) at 2.50% for the 12 month period beginning on the Initial Closing Date.

The Distributor and Selling Agents may charge Shareholders a sales load of up to 2% of the Shareholder’s purchase. Investments of $100,000 - $499,999 will be subject to a maximum sales load of 2%; investments of $500,000 - $999,999 will be subject to a maximum sales load of 1.5%; investments of $1,000,000 - $4,999,999 will be subject to a maximum sales load of 1%; and investments of $5,000,000 or more will not be subject to a sales load. The Distributor and/or a Selling Agent may, in its discretion, waive the sales load for certain investors.

The Fund will pay the Distributor, and the Distributor will pay each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that enters into a shareholder servicing agreement with the Distributor, a monthly shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the net asset value of the outstanding Shares beneficially owned by customers of the Distributor or the Service Agent. In exchange for this fee, the Distributor or the Service Agent, as the case may be, will respond to Shareholder inquiries about the Fund, facilitate Fund communications with Shareholders, assist Shareholders in changing account designations or addresses, and assist Shareholders in processing repurchase requests. As of June 30, 2009, the Fund did not incur any shareholder servicing fees, as the Fund had not commenced operations.

Alternative Investment Partners Absolute Return Fund II P

Notes to Financial Statements (Unaudited) (continued)

3. Management Fee, Related Party Transactions and Other (continued)

The Fund’s organization and offering costs are estimated at $457,737. The Adviser has borne the organization costs of $25,566. Offering costs of approximately $432,171 will be capitalized and amortized over the 12 month period from the Initial Closing Date. As of June 30, 2009, the Fund incurred $402,452 of offering costs, which are included in deferred offering costs in the Statement of Assets and Liabilities.

Due to affiliates in the Statement of Assets and Liabilities represents amounts due from the Fund to affiliated entities for reimbursement of payments for deferred offering costs made by such affiliated entities on behalf of the Fund.

4. Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 165, “Subsequent Events,” the Fund has evaluated the possibility of subsequent events that may require disclosure in the Fund’s financial statements through August 26, 2009, the date that the financial statements were issued.

Alternative Investment Partners Absolute Return Fund II P

Proxy Voting Policies and Procedures (Unaudited)

A copy of the Master Fund’s policies and procedures with respect to the voting of proxies relating to the Investment Funds is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

Alternative Investment Partners Absolute Return Fund II P

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428

Trustees

Michael Nugent, Chairperson of the Board and Trustee

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Randy Takian, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Cory Pulfrey, Vice President

Mustafa Jama, Vice President

Matthew Graver, Vice President

Carsten Otto, Chief Compliance Officer

James W. Garrett, Treasurer and Chief Financial Officer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, Massachusetts 02021

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, PA 19103

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS. Refer to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES. Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

  Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)

(1) Code of Ethics is not applicable to a semi-annual report.

(2) Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND II P

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	President
Date:	September 3, 2009

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 3, 2009

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	September 3, 2009